Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Thousands			6 Months Ended
	Aug. 05, 2025	Jul. 10, 2025	Jun. 30, 2025	May 20, 2025
Regular Quarterly Dividend for Q1-2025 [Member]
Subsequent Events [Abstract]
Dividend payable date			Jul. 10, 2025
Dividend record date			Jun. 30, 2025
Dividend payable, date declared			May 20, 2025
Dividend payable (in dollars per share)				$ 0.01
Subsequent Event [Member] | Regular Quarterly Dividend for Q1-2025 [Member]
Subsequent Events [Abstract]
Dividend payable date		Jul. 10, 2025
Dividends paid		$ 92
Dividend record date		Jun. 30, 2025
Subsequent Event [Member] | Regular Quarterly Dividend for Q2-2025 [Member]
Subsequent Events [Abstract]
Dividend payable date	Oct. 10, 2025
Dividend record date	Aug. 18, 2025
Dividend payable, date declared	Aug. 05, 2025
Dividend payable (in dollars per share)	$ 0.03